Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	$ 4,949	$ 6,492	$ 0
Total derivative financial instrument -assets	27,778	11,157
Total securities and other financial assets	236,297	13,475
Securities and other financial assets, net	398,068	88,794
Total financial assets at fair value	264,075	24,632
Total derivative financial instrument - liabilities	9,211	14,675
Total financial liabilities at fair value	9,211	14,675
Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	4,949	6,492
Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total securities and other financial assets	0	0
Total financial assets at fair value	0	0
Total derivative financial instrument - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	0	0
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	27,778	11,157
Total securities and other financial assets	231,348	6,983
Total financial assets at fair value	259,126	18,140
Total derivative financial instrument - liabilities	9,211	14,675
Total financial liabilities at fair value	9,211	14,675
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	0	0
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total securities and other financial assets	4,949	6,492
Total financial assets at fair value	4,949	6,492
Total derivative financial instrument - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 3 | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	4,949	6,492
Interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	1,831	407
Total derivative financial instrument - liabilities	1,774	1,903
Interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	1,831	407
Total derivative financial instrument - liabilities	1,774	1,903
Interest rate swaps [Member] | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Cross-currency interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	25,947	10,125
Total derivative financial instrument - liabilities	3,848	10,197
Cross-currency interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Cross-currency interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	25,947	10,125
Total derivative financial instrument - liabilities	3,848	10,197
Cross-currency interest rate swaps [Member] | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Foreign exchange forwards
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	625
Total derivative financial instrument - liabilities	3,589	2,575
Foreign exchange forwards | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Foreign exchange forwards | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	625
Total derivative financial instrument - liabilities	3,589	2,575
Foreign exchange forwards | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Securities at FVOCI - Corporate debt
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	226,235
Securities at FVOCI - Corporate debt | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	0
Securities at FVOCI - Corporate debt | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	226,235
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	0
Securities at FVOCI - Sovereign debt
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,113	5,094
Securities at FVOCI - Sovereign debt | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	0	0
Securities at FVOCI - Sovereign debt | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	5,113	5,094
Securities at FVOCI - Sovereign debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 0	0
Equity instrument at FVOCI
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,889
Equity instrument at FVOCI | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		0
Equity instrument at FVOCI | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,889
Equity instrument at FVOCI | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		$ 0